Schedule of Other-Than-Temporary Impairment Losses on Fixed Income Securities included in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	$ (4,474)	$ (46)
Corporate
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(4,050)	(4)
Residential mortgage-backed securities ("RMBS")
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(40)	(41)
Commercial mortgage-backed securities ("CMBS")
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	$ (384)	$ (1)